Derivative (Details)			12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Foreign Exchange Forward [Member] CNY	Dec. 31, 2012 Foreign Exchange Forward [Member] CNY	Dec. 31, 2013 Foreign Exchange Forward [Member] USD ($)
Derivative [Line Items]
Amount of notional value					$ 113,300,000
Weighted average forward exchange rate					6.15
Derivative liability-foreign currency forward contracts	2,426,000	9,312,000	2,400,000
Unrealized loss of derivative liability			(2,400,000)	(9,300,000)
Realized loss(gain) of derivative liability			4,300,000	(13,200,000)
Net gain of derivative liability			1,900,000